                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (check one only): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SRM Fund Management Cayman Limited
Address: PO Box 309 GT
         Ugland House South Church Street
         George Town - Grand Cayman - Cayman Islands

Form 13F File Number: 28-12138

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Philip Price
Title: Chief Operating Officer
Phone: +377 97 97 79 33

Signature, Place and Date of Signing:


/s/ Philip Price                        Monaco          2/13/2009
-------------------------------------   -------------   ------------------------
[Signature]                             [City, State]   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:          7
Form 13F Information Table Value Total:     63,732
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   -------------
1     28-13258               Jonathan Wood

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           FORM 13F INFORMATION TABLE

        COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6    COLUMN 7   COLUMN 8
----------------------------   -----------   ---------   --------   ----------------------   ----------   --------   ---------
                                                           VALUE     SHRS OR    SH/   PUT/   INVESTMENT    OTHER       VOTING
       ISSUER NAME             CLASS TITLE     CUSIP     (x$1000)    PRN AMT    PRN   CALL   DISCRETION   MANAGERS   AUTHORITY
----------------------------   -----------   ---------   --------   ---------   ---   ----   ----------   --------   ---------
AMBAC FINL GROUP INC           COM           023139108       544      418,200   SH             DEFINED        1        418,200
CHARTER COMMUNICATIONS INC D   CL A          16117M107       280    3,423,697   SH             DEFINED        1      3,423,697
CHENIERE ENERGY PARTNERS LP    COM UNIT      16411Q101     4,823    1,300,000   SH             DEFINED        1      1,300,000
CHENIERE ENERGY INC            COM NEW       16411R208    12,103    4,246,605   SH             DEFINED        1      4,246,605
FREEPORT-MCMORAN COPPER & GO   COM           35671D857     7,149      292,500   SH             DEFINED        1        292,500
MBIA INC                       COM           55262C100    16,427    4,036,100   SH             DEFINED        1      4,036,100
VIRGIN MEDIA INC               COM           92769L101    22,406    4,490,200   SH             DEFINED        1      4,490,200